Contingent liabilities and legal proceedings - Tax (Details) £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 GBP (£)	Jun. 30, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Impact on income statement gain/(loss)	£ 2,799		£ 1,454		£ 3,337
Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	277
Brazil | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	449
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	106
Receivable for protest payments, corporate taxes	96
Receivable for protest payments, indirect taxes	10
India | Maximum | Tax contingent liability
Disclosure of contingent liabilities [line items]
Potential liability	140
Contingent assets substitution drawback | Diageo Americas Supply Inc
Disclosure of contingent liabilities [line items]
Impact on income statement gain/(loss)	(94)	$ (129)
Payment received	68	$ 96	£ 26	$ 33
Estimated current eligible claim	£ 8					$ 12